Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the period	$ (7,454)	$ (1,581)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	283	56
Non-cash interest and exchange rate differences, net	523	(25)
Fair value adjustment of warrants’ liability	(6)	(4,114)
Share in equity loss of joint venture	45
Warrants issuance costs		473
Share-based compensation	513	915
Other		233
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses and receivables	(154)	187
Decrease (increase) in inventory	331	(18)
Increase (decrease) in trade payables	96	(149)
Increase in other payables and deferred revenue	557	159
Net cash used in operating activities	(5,266)	(3,864)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(9)	(26)
Investment in joint venture	(87)
Installation of a production facility	(91)	(225)
Participation of Israeli Innovation Authority in production facility investment	57
Restricted deposit withdrawn (funded)	(5)	4
Net cash used in investing activities	(135)	(247)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares, warrants and prefunded warrants	3,729	5,651
Proceeds from issuance of warrants’ liability		3,176
Fund raising and issuance costs	(381)	(856)
Exercise of options and warrants		3
Net cash provided by financing activities	3,348	7,974
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	(2,053)	3,863
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	83	(81)
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF PERIOD	4,130	3,217
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF PERIOD	2,160	6,999
Investing and financing activities not involving cash flows
Recognition of operating lease liability and right-of-use asset	109
Borrowing costs capitalized		53
Reclassification of share options and warrants from liabilities to equity		700
Reclassification of warrants from equity to liabilities		1,649
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the statement of financial position
Cash and cash equivalents	2,127	6,966
Restricted bank deposits	33	33
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 2,160	$ 6,999